Average Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity Total International Equity Fund
Dec. 30, 2024
Fidelity Total International Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.31%
Past 5 years	10.05%
Past 10 years	5.45%
Fidelity Total International Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.13%
Past 5 years	9.43%
Past 10 years	5.01%
Fidelity Total International Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.10%
Past 5 years	8.11%
Past 10 years	4.46%
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%